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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 --------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO  80206
                 --------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Ammann
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Robert T. Ammann               Denver, Colorado    May 4, 2009
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 50
                                        --------------------

Form 13F Information Table Value Total: $82,322
                                        --------------------
                                            (thousands)

We omitted confidential information from this public form 13F report and filed it separately with the Securities and Exchange Commission requesting that the SEC grant our confidentiality request.

List of Other Included Managers: None.

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                           FORM 13F INFORMATION TABLE

                         Title of           Value (x                                      Investment  Other
     Name of Issuer       Class      Cusip   1,000)  Shares or PRN Amount SH/PRN Put/Call Discretion Managers    Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
AXT                      COM      00246W103 929      1,080,718            SH              Sole                1,080,718
ACACIA RSRCH-TECHLGY     COM      003881307 1,230    301,418              SH              Sole                301,418
AMER SCIENCE & ENGNR     COM      029429107 1,395    25,000               SH              Sole                25,000
ART TECHNOLOGY GROUP     COM      04289L107 3,364    1,319,125            SH              Sole                1,319,125
ATLAS AIR WRLDWDE HD     COM      049164205 1,407    81,100               SH              Sole                81,100
AVOCENT                  COM      053893103 1,153    95,000               SH              Sole                95,000
BALCHEM                  COM      057665200 3,951    157,217              SH              Sole                157,217
BEACON ROOFING SPPLY     COM      073685109 1,821    136,000              SH              Sole                136,000
BLUE NILE                COM      09578R103 920      30,500               SH              Sole                30,500
BRIGHTPOINT              COM      109473405 2,249    525,479              SH              Sole                525,479
COINSTAR                 COM      19259P300 3,507    107,102              SH              Sole                107,102
COMTECH TELECOMM         COM      205826209 1,189    48,000               SH              Sole                48,000
DAVITA                   COM      23918K108 1,780    40,500               SH              Sole                40,500
DIAMOND FOODS            COM      252603105 1,297    46,431               SH              Sole                46,431
DYNAMEX                  COM      26784F103 2,831    216,440              SH              Sole                216,440
ENDO PHARMACEUTICALS     COM      29264F205 2,343    132,500              SH              Sole                132,500
ENTROPIC COMMUNICATI     COM      29384R105 740      1,000,649            SH              Sole                1,000,649
EXACTECH                 COM      30064E109 1,414    123,035              SH              Sole                123,035
EXPONENT                 COM      30214U102 2,271    89,654               SH              Sole                89,654
FREIGHTCAR AMERICA       COM      357023100 1,823    104,000              SH              Sole                104,000
GSE SYSTEMS              COM      36227K106 1,734    291,425              SH              Sole                291,425
GEN-PROBE                COM      36866T103 2,416    53,000               SH              Sole                53,000
GREATBATCH               COM      39153L106 1,935    100,000              SH              Sole                100,000
HERITAGE-CRYSTAL CLE     COM      42726M106 1,110    148,834              SH              Sole                148,834
HIBBETT SPORTS           COM      428567101 1,361    70,800               SH              Sole                70,800
ICF INTERNATIONAL        COM      44925C103 2,005    87,300               SH              Sole                87,300
INSPIRE PHARM            COM      457733103 2,074    510,863              SH              Sole                510,863
KING PHARMACEUTICALS     COM      495582108 2,581    365,000              SH              Sole                365,000
LEAPFROG ENTERPRISES     CL A     52186N106 945      685,000              SH              Sole                685,000
LINCARE HLDGS            COM      532791100 2,616    120,000              SH              Sole                120,000
LIVEPERSON               COM      538146101 1,267    558,168              SH              Sole                558,168
MDC PARTNERS             CL A     552697104 1,427    432,400              SH              Sole                432,400
MAGNETEK                 COM      559424106 124      68,930               SH              Sole                68,930
MARVEL ENTERTAINMENT     COM      57383T103 1,912    72,000               SH              Sole                72,000
MATRIXX INITIATIVES      COM      57685L105 2,973    181,295              SH              Sole                181,295
MIPS TECHNOLOGIES        COM      604567107 2,184    745,543              SH              Sole                745,543
MULTI-COLOR              COM      625383104 1,167    95,392               SH              Sole                95,392
NATUS MEDICAL            COM      639050103 1,617    190,000              SH              Sole                190,000
NUTRISYSTEM              COM      67069D108 1,418    99,350               SH              Sole                99,350
OPLINK COMMUNIC          COM      68375Q403 2,314    300,479              SH              Sole                300,479
QUANTUM                  COM      747906204 1,026    1,531,881            SH              Sole                1,531,881
QUIDEL                   COM      74838J101 553      60,000               SH              Sole                60,000
RC2                      COM      749388104 485      92,050               SH              Sole                92,050
RUBICON TECHNOLOGY       COM      78112T107 906      170,584              SH              Sole                170,584
STEINWAY INSTRUMENTS     COM      858495104 227      18,953               SH              Sole                18,953
SUPERIOR ENERGY          COM      868157108 624      48,400               SH              Sole                48,400
TEXAS ROADHOUSE          CL A     882681109 743      78,000               SH              Sole                78,000
II-VI                    COM      902104108 589      34,300               SH              Sole                34,300
WATERS                   COM      941848103 1,903    51,500               SH              Sole                51,500
WEB.COM GROUP            COM      94733A104 2,473    744,844              SH              Sole                744,844
Confidential Information